Goodwill, Intangible Assets And Deferred Costs (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Intangible Assets, Goodwill And Deferred Costs

The following table sets forth the gross carrying amount and accumulated amortization of the Company’s goodwill, intangible assets and deferred costs as of the fiscal year-end 2012 and 2011:

	2012	2011	Amortization Period
Deferred financing fees	$104	$104	Respective debt
Accumulated amortization	(51)	(39)

Deferred financing fees, net	53	65
Goodwill	1,626	1,595	Indefinite lived
Customer relationships	1,153	1,178	11 – 20 years
Trademarks (indefinite lived)	220	220	Indefinite lived
Trademarks (definite lived)	69	66	8-15 years
Other intangibles	99	82	10-20 years
Accumulated amortization	(584)	(502)

Intangible assets, net	957	1,044

Total goodwill, intangible assets and deferred costs	$2,636	$2,704